Patents - Estimated Future Amortization Expense of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite Lived Intangible Assets Net [Abstract]
2014	$ 31,662
2015	31,274
2016	24,106
2017	13,499
2018	9,026
Estimated future amortization expense of patents	$ 109,567